Income Taxes - Summary of Deferred Income Tax from Tax Loss Carryforwards (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Tax Loss Carryforwards [Abstract]
Tax loss carryforwards	$ 1,070,673	$ 1,162,441	$ 1,278,180
Unrecognized tax loss carryforwards	(899,659)	(784,917)	(708,212)
Recognized tax loss carryforwards	$ 171,014	$ 377,524	$ 569,968